UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21888

Oppenheimer Institutional Government Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)   (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 11/30/2018

Item 1.  Reports to Stockholders.

Semiannual Report	11/30/2018

Oppenheimer Institutional Government Money Market Fund

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677.

An Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

3        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Fund Performance Discussion

Throughout the reporting period, the Fund continued to offer very strong liquidity and a stable $1.00 net asset value (NAV), while providing competitive income. At its September meeting, the Federal Open Market Committee (FOMC) voted to lift the Federal Funds Rate to a range of 2.00% to 2.25%, completing its eighth hike in this cycle. The Fund continued to benefit from these rate hikes, with ongoing reinvestment at higher rates. With the added expectation for one more hike in December 2018, we believe the Fund’s yield forecast remains optimistic.

MARKET OVERVIEW

Current broader market and FOMC consensus is for one more hike in 2018. The more conservative consensus view puts the Fed Funds Rate in the 2.25% to 2.50% range at year end. Recently the Federal Reserve (“Fed”) has stressed the importance of data dependence versus a rules-based strategy. Coupled with these hikes, the Fed continues to shrink its balance sheet down from $4.5 trillion, a move it started in October 2017. While the Fed has not indicated a balance sheet level it intends to hit, it has denoted the holdings will not return to pre-recession levels (less than $1 trillion). While the tapering to date has had minimal impact on the market, upcoming roll offs are higher in the third quarter of 2018 at $120 billion and then another $150 billion in the fourth quarter of 2018.

Another area of continued interest is in Treasury bill supply. Once the debt ceiling issue was resolved in the first part of the year, the Treasury restocked its cash balances in the first quarter of 2018 with record Treasury bill issuance. Due in part to the large bill issuance and talk around repatriation of overseas cash, the market witnessed a large spread difference in the 3-month London InterBank Offered Rate and Overnight Index Swap rate in the month of April.1 The noise brought back memories of previous spikes, notably the 2008 financial crisis and the European debt crisis. Going into the last month of the year, this spread has begun to widen out again.

FUND REVIEW

The Fund’s weighted average maturity throughout the reporting period averaged 38 days with a range of 28-48 days. We continue to layer in floating-rate securities when we believe they are fairly priced. Supply continues to be available, notably in Federal Home Loan Bank paper. We are heavily weighted in government repurchase agreements and will occasionally add some long dated fixed paper to the portfolio.

STRATEGY & OUTLOOK

Our strategy continues to incorporate select incremental investing as we seek to provide shareholders stable and steady value. We

4        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

intend to remain active in the auction market, with most of that weight going to fixed-rate instruments with durations of three months or less. When pricing allows, we will continue to layer in one- and three-month floating rate securities. Our outlook is for rate hikes weigh heavily on the FOMC, while they are nearing a more neutral rate, they have voiced the importance of being data dependent. We believe the Fund is well-positioned to take advantage of these higher rates into the early part of 2019, as long as the Fed continues on a path of slow and steady.

Christopher Proctor, CFA Portfolio Manager

Adam S. Wilde, CFA Portfolio Manager

1. The London InterBank Offered Rate (LIBOR) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks. It is a primary benchmark for short-term interest rates around the world. The Overnight Index Swap rate is the difference between the overnight lending rates set by central banks and the three-month LIBOR. The Overnight Index Swap rate tracks the relationship between an expected three-month Fed Funds Rate and three-month LIBOR.

5        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Portfolio Allocation

PORTFOLIO ALLOCATION

U.S. Government Agencies	61.0%
Repurchase Agreements	38.0
Investment Companies	1.0

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2018, and are based on the total market value of investments.

Performance

CURRENT YIELD

For the 7-Day Period Ended 11/30/18

	With Compounding	Without Compounding
Class E (IOEXX)	2.19%	2.17%
Class L (IOLXX)	2.13	2.11
Class P (IOPXX)	2.11	2.09

CURRENT YIELD

For the Six Months Ended 11/30/18

	With Compounding	Without Compounding
Class E (IOEXX)	1.97%	1.95%
Class L (IOLXX)	1.92	1.90
Class P (IOPXX)	1.90	1.88

Compounded yields assume reinvestment of dividends. The seven-day yield without compounding is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account’s compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

Performance data quoted represents past performance, which does not guarantee future results. Yields include dividends in a hypothetical investment for the periods shown. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). The yields take into account voluntary fee waivers and/or expense reimbursements, without which yields would have been lower. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The Fund’s performance shown does not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income paid by the Fund. There is no guarantee that the Fund will maintain a positive yield.

6        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio manager(s) and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on November 30, 2018, and are subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

7        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended November 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Actual	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During 6 Months Ended November 30, 2018
Class E	$ 1,000.00	$ 1,009.80	$ 0.55
Class L	1,000.00	1,009.60	0.81
Class P	1,000.00	1,009.50	0.91

Hypothetical
(5% return before expenses)
Class E	1,000.00	1,024.52	0.56
Class L	1,000.00	1,024.27	0.81
Class P	1,000.00	1,024.17	0.91

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended November 30, 2018 are as follows:

Class	Expense Ratios
Class E	0.11%
Class L	0.16
Class P	0.18

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Distributor. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS November 30, 2018 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies—60.9%
Federal Farm Credit Bank:
1.25%	2/27/19	2/27/19	$10,000,000	$9,972,353
1.801%[1]	12/12/18	12/12/18	10,000,000	9,994,592
1.85%[1]	12/10/18	12/10/18	14,000,000	13,993,630
1.871%[1]	12/17/18	12/17/18	16,000,000	15,986,915
1.969%[1]	2/5/19	2/5/19	5,000,000	4,982,308
2.076%[1]	12/7/18	12/7/18	17,000,000	16,994,163
2.13% [FCPR DLY-312][2]	12/1/18	1/2/19	73,000,000	72,997,634
2.168% [US0003M-23][2]	1/3/19	4/3/19	11,600,000	11,600,473
2.18% [FCPR DLY-307][2]	12/1/18	2/20/19	73,000,000	72,999,190
2.182% [US0001M-13.5][2]	12/8/18	3/8/19	52,000,000	51,997,996
2.186%[1]	4/3/19	4/3/19	36,000,000	35,736,780
2.187%[1]	4/9/19	4/9/19	50,000,000	49,616,583
2.192% [US0001M-13][2]	12/27/18	3/27/19	55,000,000	54,995,682
2.194%[1]	1/17/19	1/17/19	5,000,000	4,985,900
2.198%[1]	4/15/19	4/15/19	20,000,000	19,838,750
2.208% [US0001M-11][2]	12/12/18	3/12/19	74,000,000	73,999,386
2.209% [US0001M-14][2]	12/2/18	7/2/19	875,000	874,579
2.23% [US0001M-8.5][2]	12/9/18	7/9/19	75,000,000	74,996,038
2.239% [US0001M-7.5][2]	12/5/18	11/5/19	75,000,000	74,996,300
2.252%[1]	2/21/19	2/21/19	15,000,000	14,924,492
2.254% [US0001M-6][2]	12/14/18	8/14/19	35,000,000	34,999,508
2.256% [US0003M-18][2]	1/15/19	10/15/19	123,000,000	122,983,666
2.265%[1]	3/11/19	3/11/19	7,500,000	7,453,750
2.272% [US0001M-6.5][2]	12/28/18	3/28/19	75,000,000	75,000,000
2.276%[1]	3/19/19	3/19/19	7,500,000	7,449,825
2.289% [US0001M-6][2]	12/3/18	4/3/19	920,000	920,029
2.32% [FCPR DLY-293][2]	12/1/18	10/29/19	15,000,000	15,008,271
2.356% [US0003M-1][2]	12/23/18	9/23/19	2,000,000	2,002,224
2.421%[1]	6/14/19	6/14/19	34,000,000	33,563,525
2.481%[1]	8/12/19	8/12/19	14,000,000	13,760,958
2.497% [US0001M+19][2]	12/15/18	7/15/19	2,500,000	2,503,891
2.50% [US0001M+18.5][2]	12/9/18	8/9/19	150,000	150,251
2.50% [US0001M+19][2]	12/16/18	5/16/19	365,000	365,421
2.506%[1]	5/15/19	5/15/19	25,000,000	24,716,979
2.534% [USBMMY3M+15][2]	12/1/18	4/12/19	10,000,000	10,006,072
2.633%[1]	8/6/19	8/6/19	40,000,000	39,289,067
2.657%[1]	8/23/19	8/23/19	25,000,000	24,521,528
2.722%[1]	10/4/19	10/4/19	40,000,000	39,096,055
2.765%[1]	11/27/19	11/27/19	11,000,000	10,703,278
Federal Home Loan Bank:
0.875%	8/5/19	8/5/19	35,640,000	35,222,926
1.125%	6/21/19	6/21/19	19,935,000	19,796,559
1.25%	1/16/19	1/16/19	25,000,000	24,978,948
1.375%	3/18/19	3/18/19	27,215,000	27,151,515
1.375%	5/28/19	5/28/19	11,800,000	11,732,760
1.50%	3/8/19	3/8/19	46,000,000	45,917,808

10        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued)
1.75%	12/14/18	12/14/18	$72,055,000	$72,052,422
1.875%	3/8/19	3/8/19	20,500,000	20,482,357
2.051% [US0003M-34.5][2]	1/1/19	4/1/19	55,000,000	54,967,996
2.07% [US0003M-34][2]	1/9/19	4/9/19	37,000,000	37,000,000
2.09% [US0003M-32][2]	1/9/19	4/9/19	105,000,000	104,944,026
2.115% [US0003M-40.5][2]	1/30/19	1/30/19	75,000,000	75,000,000
2.125%	4/18/19	4/18/19	7,250,000	7,247,752
2.126%[1]	12/26/18	12/26/18	17,500,000	17,474,358
2.16% [US0003M-26][2]	1/11/19	10/11/19	75,000,000	74,943,779
2.166%[1]	12/19/18	12/19/18	34,000,000	33,963,382
2.166%[1]	3/28/19	3/28/19	24,000,000	23,834,640
2.174% [US0003M-16][2]	12/12/18	6/12/19	9,475,000	9,475,558
2.178% [US0003M-16][2]	12/20/18	6/20/19	90,040,000	90,049,111
2.185% [US0001M-13][2]	12/25/18	1/25/19	35,000,000	35,000,000
2.185% [US0001M-13][2]	12/25/18	2/25/19	57,000,000	57,000,571
2.187% [US0001M-13.5][2]	12/27/18	12/27/18	35,000,000	35,000,275
2.191% [US0003M-19.5][2]	12/28/18	6/28/19	50,000,000	50,000,000
2.195% [US0001M-24][2]	12/25/18	3/25/19	95,000,000	94,994,886
2.196% [US0001M-22][2]	12/22/18	2/22/19	117,000,000	116,999,505
2.196% [US0001M-11][2]	12/22/18	4/22/19	75,000,000	74,994,767
2.199% [US0001M-11.5][2]	12/4/18	6/4/19	58,000,000	57,986,328
2.20% [US0001M-11.5][2]	12/24/18	12/24/18	34,000,000	34,000,341
2.20% [US0001M-11.5][2]	12/26/18	4/26/19	34,000,000	34,000,000
2.202% [US0001M-13.5][2]	12/28/18	2/28/19	72,000,000	72,000,000
2.209% [US0001M-14][2]	12/2/18	1/2/19	18,000,000	18,000,000
2.21% [US0001M-9][2]	12/21/18	6/21/19	12,810,000	12,806,667
2.21% [US0001M-10.5][2]	12/24/18	7/24/19	17,000,000	17,000,000
2.21% [US0001M-10.5][2]	12/26/18	5/24/19	37,000,000	37,000,000
2.217% [US0001M-10.5][2]	12/27/18	8/27/19	30,000,000	30,000,000
2.219% [US0001M-13][2]	12/1/18	3/1/19	18,000,000	18,000,000
2.224% [US0001M-9][2]	12/14/18	1/14/19	21,000,000	21,000,959
2.225% [US0001M-9][2]	12/25/18	7/25/19	600,000	599,872
2.228% [US0001M-9][2]	12/6/18	4/5/19	36,000,000	36,000,000
2.228% [US0001M-9][2]	12/12/18	4/12/19	3,500,000	3,499,657
2.228% [US0001M-9][2]	12/12/18	8/12/19	3,250,000	3,249,216
2.228% [US0001M-9][2]	12/11/18	1/11/19	50,000,000	50,001,943
2.232% [US0001M-10.5][2]	12/28/18	5/28/19	53,000,000	52,999,162
2.233% [US0001M-8.5][2]	12/13/18	3/13/19	31,300,000	31,302,256
2.235% [US0001M-8][2]	12/26/18	9/26/19	35,000,000	35,000,000
2.238% [US0001M-6.5][2]	12/17/18	10/17/19	40,000,000	40,000,000
2.239% [US0001M-11][2]	12/1/18	2/1/19	36,000,000	36,000,000
2.248% [US0001M-7][2]	12/11/18	2/11/19	15,000,000	15,000,178
2.294%[1]	1/16/19	1/16/19	33,425,000	33,327,543
2.319%[1]	1/25/19	1/25/19	25,000,000	24,911,962
2.324%[1]	1/30/19	1/30/19	34,000,000	33,869,100
2.337%[1]	3/20/19	3/20/19	20,000,000	19,860,117

11        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued)
2.354%[1]	2/6/19	2/6/19	$70,000,000	$69,695,150
2.371%[1]	2/8/19	2/8/19	36,000,000	35,837,367
2.375%	7/25/19	7/25/19	10,500,000	10,495,112
2.381%[1]	3/18/19	3/18/19	56,000,000	55,607,191
2.459%[1]	4/26/19	4/26/19	10,000,000	9,901,490
2.50%	8/15/19	8/15/19	6,185,000	6,185,253
2.507%[1]	5/10/19	5/10/19	18,000,000	17,801,920
2.625%	9/24/19	9/24/19	23,500,000	23,484,767
5.375%	5/15/19	5/15/19	6,340,000	6,425,215
Federal Home Loan Mortgage Corp.:
0.875%	7/19/19	7/19/19	27,308,000	27,012,584
1.125%	4/15/19	4/15/19	13,500,000	13,440,086
1.25%	8/1/19	8/1/19	15,012,000	14,875,455
1.25%	10/2/19	10/2/19	5,015,000	4,953,505
3.75%	3/27/19	3/27/19	16,137,000	16,217,371
Federal National Mortgage Assn.:
0.875%	8/2/19	8/2/19	40,311,000	39,848,635
1.00%	2/26/19	2/26/19	20,200,000	20,145,063
1.00%	1/25/19	1/25/19	5,000,000	4,990,785
1.125%	12/14/18	12/14/18	35,015,000	35,006,071
1.15%	7/26/19	7/26/19	5,000,000	4,952,810
1.375%	1/28/19	1/28/19	8,463,000	8,450,176
1.75%	9/12/19	9/12/19	61,400,000	60,938,285
2.32% [SOFRRATE+8][2]	12/1/18	1/30/19	50,000,000	50,000,000
2.36% [SOFRRATE+12][2]	12/1/18	7/30/19	60,000,000	60,000,000
Total U.S. Government Agencies (Cost $3,764,883,535)				3,764,883,535
Repurchase Agreements—38.1%
Repurchase Agreements[3] (Cost $2,351,000,000)			2,351,000,000	2,351,000,000

			Shares
Investment Companies—1.1%
Goldman Sachs Financial Square Government Fund, 2.10%[4]			26,031,675	26,031,675
JPMorgan U.S. Government Money Market Fund, 2.11%[4]			39,600,000	39,600,000
Total Investment Companies (Cost $65,631,675)				65,631,675
Total Investments, at Value (Cost $6,181,515,210)			100.1%	6,181,515,210
Net Other Assets (Liabilities)			(0.1)	(3,594,239)

Net Assets			100.0%	$6,177,920,971

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

12        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Footnotes to Statement of Investments (Continued)

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Zero coupon bond reflects effective yield on the original acquisition date.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
ASL Capital Markets, Inc.	2.32%	11/30/18	12/3/18	$400,000,000
Cantor Fitzgerald Secured LLC	2.30	11/30/18	12/3/18	270,000,000
Cantor Fitzgerald Secured LLC	2.35	11/5/18	12/6/18	74,000,000
Cantor Fitzgerald Secured LLC	2.35	11/29/18	12/13/18	30,000,000
Credit Agricole Corp. & Investment Bank	2.29	11/30/18	12/3/18	8,000,000
Deutsche Bank Securities, Inc.	2.21	11/28/18	12/5/18	125,000,000
Deutsche Bank Securities, Inc.	2.24	11/19/18	12/19/18	24,000,000
Deutsche Bank Securities, Inc.	2.24	11/14/18	12/14/18	102,000,000
INTL FCStone Financial, Inc.	2.23	11/27/18	12/4/18	150,000,000
INTL FCStone Financial, Inc.	2.24	11/28/18	12/5/18	96,000,000
RBC Dominion Securities, Inc.	2.21	11/28/18	12/5/18	100,000,000
RBC Dominion Securities, Inc.	2.21	11/27/18	12/4/18	15,000,000
RBC Dominion Securities, Inc.	2.29	11/30/18	12/3/18	8,000,000
Royal Bank of Canada	2.22	10/30/18	12/7/18	31,000,000
Royal Bank of Canada	2.28	11/30/18	12/3/18	5,000,000
South Street Securities LLC	2.25	11/27/18	12/4/18	235,000,000
South Street Securities LLC	2.26	11/28/18	12/5/18	235,000,000
South Street Securities LLC	2.30	11/30/18	12/3/18	384,000,000

13        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
TD Securities (USA) LLC	2.21%	11/28/18	12/5/18	$33,000,000
TD Securities (USA) LLC	2.28	11/30/18	12/3/18	26,000,000

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
ASL Capital Markets, Inc.	U.S. Treasury Bonds, 2.75%-3.625%, 8/15/42- 2/15/44 and U.S. Treasury Nts., 0.25%-2.875%, 11/15/20-2/15/26	$(408,078,991)	$400,000,000	$400,077,442
Cantor Fitzgerald Secured LLC	U.S. Treasury Nts., 1.125%-2.625%, 9/30/21-11/15/25 and U.S. Government Agency Mortgages, 3.375%-7.00%, 11/15/32-10/20/48	(279,524,863)	270,000,000	270,051,750
Cantor Fitzgerald Secured LLC	U.S. Treasury Nts., 2.625%-3.00%, 7/15/21-2/15/28 and U.S. Government Agency Mortgages, 0.685%-5.50%, 12/15/32-11/1/48	(78,819,659)	74,000,000	74,149,782
Cantor Fitzgerald Secured LLC	U.S. Treasury Nts., 2.125%, 12/31/22	(30,627,994)	30,000,000	30,027,445
Credit Agricole Corp. & Investment Bank	U.S. Treasury Bonds, 3.75%, 11/15/43	(8,161,619)	8,000,000	8,001,588
Deutsche Bank Securities, Inc.	U.S. Government Agency Mortgages, 3.25%, 3/15/50	(137,542,205)	125,000,000	125,038,368
Deutsche Bank Securities, Inc.	U.S. Government Agency Mortgages, 0.00%-3.625%, 4/5/22-12/5/36	(24,501,901)	24,000,000	24,021,471
Deutsche Bank Securities, Inc.	U.S. Government Agency Mortgages, 3.25%, 3/15/50	(112,332,646)	102,000,000	102,120,588
INTL FCStone Financial, Inc.	U.S. Treasury Bills, 0.00%, 2/21/19-4/18/19; U.S. Treasury Bonds, 2.50%-4.75%, 2/15/37-11/15/48; U.S. Treasury Nts., 0.00%-2.75%, 2/15/19-2/15/28 and U.S. Government Agency Mortgages, 0.00%-10.00%, 12/15/18-2/1/57	(153,068,313)	150,000,000	150,055,840
INTL FCStone Financial, Inc.	U.S. Government Agency Mortgages, 0.00%-10.00%, 12/15/18-12/1/48	(97,978,967)	96,000,000	96,029,867

14        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Footnotes to Statement of Investments (Continued)

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
RBC Dominion Securities, Inc.	U.S. Treasury Bonds, 2.875%-3.125%, 8/15/44-11/15/46; U.S. Treasury Nts., 1.25%-3.00%, 1/31/20-5/15/26 and U.S. Government Agency Mortgages, 3.00%-4.50%, 2/20/47-8/20/48	$(102,031,309)	$100,000,000	$100,030,695
RBC Dominion Securities, Inc.	U.S. Treasury Nts., 1.875%, 7/15/19 and U.S. Government Agency Mortgages, 3.50%-5.00%, 8/15/40-8/1/48	(15,305,636)	15,000,000	15,005,525
RBC Dominion Securities, Inc.	U.S. Government Agency Mortgages, 3.50%-4.00%, 6/1/48-9/1/48	(8,161,558)	8,000,000	8,001,527
Royal Bank of Canada	U.S. Government Agency Mortgages, 4.00%-4.50%, 11/1/40-12/1/48	(31,686,297)	31,000,000	31,064,997
Royal Bank of Canada	U.S. Government Agency Mortgages, 3.50%-4.50%, 7/1/28-11/1/48	(5,100,969)	5,000,000	5,000,950
South Street Securities LLC	U.S. Government Agency Mortgages, 1.75%-6.625%, 1/12/21-9/1/48	(239,789,889)	235,000,000	235,088,126
South Street Securities LLC	U.S. Government Agency Mortgages, 2.304%-6.00%, 3/1/20-9/1/48	(239,775,239)	235,000,000	235,073,764
South Street Securities LLC	U.S. Government Agency Mortgages, 2.104%-4.78%, 9/1/19-5/1/50	(391,755,072)	384,000,000	384,073,600
TD Securities (USA) LLC	U.S. Government Agency Mortgages, 3.50%, 6/1/47	(33,670,332)	33,000,000	33,010,130
TD Securities (USA) LLC	U.S. Government Agency Mortgages, 4.00%, 4/1/47	(26,525,039)	26,000,000	26,004,940

		$(2,424,438,498)	$2,351,000,000	$2,351,928,395

a. Includes accrued interest.

4. Rate shown is the 7-day yield at period end.

Glossary: Definitions
FCPR DLY	Federal Reserve Bank Prime Loan Rate US Daily
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	United States Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

15        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)

USBMMY3M         US Treasury Bill 3 Month Money Market Yield

See accompanying Notes to Financial Statements.

16        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES November 30, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $3,830,515,210)	$3,830,515,210
Repurchase agreements (cost 2,351,000,000)	2,351,000,000

6,181,515,210
Cash	82,429
Receivables and other assets:
Interest and dividends	6,879,981
Other	324,062

Total assets	6,188,801,682
Liabilities
Payables and other liabilities:
Dividends	10,287,988
Trustees’ compensation	521,236
Shareholder communications	8,507
Distribution and service plan fees	165
Other	62,815

Total liabilities	10,880,711
Net Assets	$6,177,920,971

Composition of Net Assets
Par value of shares of beneficial interest	$6,178,359
Additional paid-in capital	6,172,194,555
Total accumulated loss	(451,943)

Net Assets	$6,177,920,971

Net Asset Value Per Share
Class E Shares:
Net asset value and redemption price per share (based on net assets of $5,989,614,519 and 5,990,029,247 shares of beneficial interest outstanding)	$1.00
Class L Shares:
Net asset value and redemption price per share (based on net assets of $180,276,239 and 180,299,144 shares of beneficial interest outstanding)	$1.00
Class P Shares:
Net asset value and redemption price per share (based on net assets of $8,030,213 and 8,030,886 shares of beneficial interest outstanding)	$1.00

See accompanying Notes to Financial Statements.

17        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENT OF

OPERATIONS For the Six Months Ended November 30, 2018 Unaudited

Investment Income
Interest	$64,297,229
Dividends	326,578

Total investment income	64,623,807
Expenses
Management fees	3,145,252
Distribution and service plan fees — Class P	10,067
Transfer and shareholder servicing agent fees:
Class L	49,678
Class P	2,013
Shareholder communications — Class L	5,720
Custodian fees and expenses	44,677
Trustees’ compensation	39,652
Other	72,581

Total expenses	3,369,640
Less waivers and reimbursements of expenses	(9,067)

Net expenses	3,360,573
Net Investment Income	61,263,234
Realized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(8,297)
Increase from payment by affiliate	16,145

Net realized gain	7,848

Net Increase in Net Assets Resulting from Operations	$61,271,082

See accompanying Notes to Financial Statements.

18        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018[1]
Operations
Net investment income	$61,263,234	$79,451,600
Net realized gain (loss)	7,848	(34,738)

Net increase in net assets resulting from operations	61,271,082	79,416,862
Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class E	(59,389,212)	(75,631,347)
Class L	(1,887,505)	(3,701,843)
Class P	(75,661)	(90,000)

Total dividends and distributions declared	(61,352,378)	(79,423,190)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class E	(1,137,601,626)	1,087,769,065
Class L	(41,387,077)	(674,107,452)
Class P	(124,339)	90,000

Total beneficial interest transactions	(1,179,113,042)	413,751,613
Net Assets
Total increase (decrease)	(1,179,194,338)	413,745,285
Beginning of period	7,357,115,309	6,943,370,024

End of period	$6,177,920,971	$7,357,115,309

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2– New Accounting Pronouncements for further details.

See accompanying Notes to Financial Statements.

19        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class E	2018 (Unaudited)	May 31, 2018	May 31, 2017	May 31, 2016	May 29, 2015[1]	May 30, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.01	0.01	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain (loss)	0.00[3]	(0.00)[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]

Total from investment operations	0.01	0.01	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.98%[5]	1.18%	0.46%	0.29%	0.10%	0.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,989,615	$7,127,369	$6,039,613	$6,643,592	$5,783,350	$5,907,674
Average net assets (in thousands)	$6,047,747	$6,339,648	$6,279,494	$6,484,183	$6,003,856	$6,291,038
Ratios to average net assets:[6]
Net investment income	1.96%	1.19%	0.46%	0.29%	0.10%	0.09%
Total expenses	0.11%	0.10%	0.11%	0.10%	0.10%	0.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.11%	0.10%	0.11%	0.10%	0.10%	0.10%

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Total Return includes payments by affiliate. The impact of such payments was less than 0.005%.

6. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

20        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Class L	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.01	0.01	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain (loss)	0.00[3]	(0.00)[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]

Total from investment operations	0.01	0.01	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.96%[5]	1.12%	0.41%	0.24%	0.05%	0.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$180,276	$221,575	$895,676	$798,272	$771,880	$873,074
Average net assets (in thousands)	$198,650	$352,301	$846,273	$788,320	$830,945	$874,757
Ratios to average net assets:[6]
Net investment income	1.90%	1.14%	0.41%	0.24%	0.05%	0.04%
Total expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Total Return includes payments by affiliate. The impact of such payments was less than 0.005%.

6. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

21        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Continued

Class P	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.01	0.01	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized gain (loss)	0.00[3]	(0.00)[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]

Total from investment operations	0.01	0.01	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)	(0.01)	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.95%[5]	1.12%	0.41%	0.24%	0.02%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,030	$8,171	$8,081	$8,047	$7,748	$13,797
Average net assets (in thousands)	$8,030	$8,116	$8,060	$8,024	$10,514	$14,595
Ratios to average net assets:[6]
Net investment income	1.88%	1.12%	0.41%	0.24%	0.01%	0.01%
Total expenses	0.41%	0.40%	0.41%	0.40%	0.40%	0.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.18%	0.17%	0.16%	0.15%	0.19%	0.18%

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Total Return includes payments by affiliate. The impact of such payments was less than 0.005%.

6. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

22        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2018 Unaudited

1. Organization

Oppenheimer Institutional Government Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class E, Class L and Class P shares. Class E and Class L shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class P shares will normally be sold at net asset value per share without any initial sales charge and are subject to a service plan. Class L and Class P shares are offered directly to institutional investors and may only be sold through an investment professional. Brokers or other investment professionals that offer Class L and Class P shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

23        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended May 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended May 31, 2018, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. For the fiscal year ended May 31, 2018, the Fund had capital loss carryforwards of $41,139. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital losses carryforward would be $33,291. The estimated capital loss carryforwards represent the carryforward as of the end of the last fiscal

24        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

2. Significant Accounting Policies (Continued)

year, increased or decreased by capital losses or gains in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $7,848 of capital loss carryforward to offset realized capital gains.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager is evaluating the impacts of these changes on the financial statements.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those

25        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

26        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

		Level 2—	Level 3—
	Level 1—	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
U.S. Government Agencies	$—	$3,764,883,535	$—	$3,764,883,535
Repurchase Agreements	—	2,351,000,000	—	2,351,000,000
Investment Companies	65,631,675	—	—	65,631,675

Total Assets	$65,631,675	$6,115,883,535	$—	$6,181,515,210

For the reporting period, there were no transfers between levels.

4. Investments and Risk

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates

27        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2018			Year Ended May 31, 2018
	Shares	Amount	Shares	Amount
Class E
Sold	27,532,050,949	$27,532,050,949	51,551,361,784	$51,551,361,784
Dividends and/or distributions reinvested	3,740,143	3,740,143	4,185,868	4,185,868
Redeemed	(28,673,392,718)	(28,673,392,718)	(50,467,778,587)	(50,467,778,587)
Net increase (decrease)	(1,137,601,626)	$(1,137,601,626)	1,087,769,065	$1,087,769,065

Class L
Sold	533,715,387	$533,715,387	1,914,790,118	$1,914,790,118
Dividends and/or distributions reinvested	1,791,469	1,791,469	3,009,294	3,009,294
Redeemed	(576,893,933)	(576,893,933)	(2,591,906,864)	(2,591,906,864)
Net decrease	(41,387,077)	$(41,387,077)	(674,107,452)	$(674,107,452)

Class P
Sold	—	$—	—	$—
Dividends and/or distributions reinvested	75,661	75,661	90,000	90,000
Redeemed	(200,000)	(200,000)	—	—
Net increase (decrease)	(124,339)	$(124,339)	90,000	$90,000

7. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.

28        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

7. Fees and Other Transactions with Affiliates (Continued)

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of November 30, 2018	195,088

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other”

29        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Fees and Other Transactions with Affiliates (Continued)

within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class P Shares. The Fund has adopted a Service Plan (the “Plan”) for Class P shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Expenses after waivers, payments and/or reimbursements and reduction to custodian fees” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, brokerage commissions, unusual and infrequent expenses, and certain other Fund expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 0.24% for Class P shares calculated on the daily net assets of the Fund.

The Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses (but not below zero) to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield.

The Distributor has contractually undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. During the reporting period, the Distributor waived $9,067 for Class P shares.

The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: 1) cause the Fund to generate a negative daily yield, and 2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. At period end, there are no amounts eligible for recapture. The Manager has not recaptured any previously waived and/or reimbursed amounts during the reporting period.

Waivers and/or reimbursements may be modified or terminated as set forth according to the

30        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

7. Fees and Other Transactions with Affiliates (Continued)

terms in the prospectus.

During the reporting period, the Manager voluntarily reimbursed the Fund $16,145 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.005%.

8. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Nt Exposure[2]
Repurchase Agreements
ASL Capital Markets, Inc.	$400,077,442	$(408,078,991)	$(8,001,549)
Cantor Fitzgerald Secured LLC	270,051,750	(279,524,863)	(9,473,113)
Cantor Fitzgerald Secured LLC	74,149,782	(78,819,659)	(4,669,877)
Cantor Fitzgerald Secured LLC	30,027,445	(30,627,994)	(600,549)
Credit Agricole Corp. & Investment Bank	8,001,588	(8,161,619)	(160,031)
Deutsche Bank Securities, Inc.	125,038,368	(137,542,205)	(12,503,837)
Deutsche Bank Securities, Inc.	24,021,471	(24,501,901)	(480,430)
Deutsche Bank Securities, Inc.	102,120,588	(112,332,646)	(10,212,058)
INTL FCStone Financial, Inc.	150,055,840	(153,068,313)	(3,012,473)
INTL FCStone Financial, Inc.	96,029,867	(97,978,967)	(1,949,100)
RBC Dominion Securities, Inc.	100,030,695	(102,031,309)	(2,000,614)
RBC Dominion Securities, Inc.	15,005,525	(15,305,636)	(300,111)
RBC Dominion Securities, Inc.	8,001,527	(8,161,558)	(160,031)
Royal Bank of Canada	31,064,997	(31,686,297)	(621,300)
Royal Bank of Canada	5,000,950	(5,100,969)	(100,019)
South Street Securities LLC	235,088,126	(239,789,889)	(4,701,763)
South Street Securities LLC	235,073,764	(239,775,239)	(4,701,475)
South Street Securities LLC	384,073,600	(391,755,072)	(7,681,472)

31        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Repurchase Agreements (Continued)

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements (Continued)
TD Securities (USA) LLC	$33,010,130	$(33,670,332)	$(660,202)
TD Securities (USA) LLC	26,004,940	(26,525,039)	(520,099)

	$2,351,928,395	$(2,424,438,498)

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

9. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

32        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the Sub-Adviser’s portfolio managers and investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

33        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Proctor and Adam Wilde, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the money market-taxable category. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load money market-taxable funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has agreed to voluntarily waive fees and/or reimburse the Fund so that the total annual fund operating expenses, excluding certain expenses, as a percentage of average daily net assets will not exceed the annual rate of 0.24% for Class P shares, as calculated on the daily net assets of the Fund. The Adviser has also voluntarily undertaken to waive management fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. These fee waivers and/or expense reimbursements may be amended at any time without prior notice to shareholders. The Board noted that the Fund’s contractual management fee and total expenses were lower than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser, sub-adviser, including the costs associated with the personnel and systems necessary to manage

34        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

35        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENT Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

36        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Institutional Government Money Market Fund	9/28/18	99.7%	0.0%	0.3%

37        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Christopher Proctor, Vice President
Adam Wilde, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

38        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

39        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

40        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

41        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

42        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

43        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

44        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

45        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

46        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

47        OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP

(800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0647.001.1118 January 22, 2019

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)       (1) Exhibit attached hereto.

            (2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Government Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/18/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/18/2019